Subsequent Events:	12 Months Ended
Dec. 31, 2014
Subsequent Events
Subsequent Events:
12. Subsequent Events:
On January 14, 2015 the Partnership's Board of Directors approved its increased over the previous quarter cash distribution, for the quarter ended December 31, 2014 of $0.4225 per unit, or $15.0 million, which was paid on February 12, 2015, to all unitholders of record as of February 5, 2015.